Discontinued Operations - Schedule of Consolidated Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Statements of Operations [Line Items]
Revenues	$ 2,269,330	$ 7,434,023	$ 10,848,938
Cost of revenues	(2,027,538)	(5,725,852)	(9,023,652)
Gross profit	241,792	1,708,171	1,825,286
Operating expenses
Selling and distribution expenses	(524,957)	(1,311,713)	(1,606,565)
General administrative expenses	(2,697,067)	(3,389,724)	(3,998,903)
Share-based compensation
Total operating expenses	(3,222,024)	(4,701,437)	(5,605,468)
Loss from operations	(2,980,232)	(2,993,266)	(3,780,182)
Other income (expense)
Other income
Finance costs	(120,778)	(370,681)	(279,867)
Total other income (expense), net	(120,778)	(370,681)	(279,867)
Loss before income taxes	(3,101,010)	(3,363,947)	(4,060,049)
Income taxes
Net loss from discontinued operations, net of tax	$ (3,101,010)	$ (3,363,947)	$ (4,060,049)